Loans commitments and financial guarantees contracts (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets	[1]	$ 488,003	$ 403,035
Up to 1 year [member]
Financial assets		457,168	399,257
From 1 to 2 years [member]
Financial assets		257	0
From 2 to 5 years [member]
Financial assets		30,000	3,200
More than 5 years
Financial assets		$ 578	$ 578

[1]	Current ratings as of December 31, 2017 and 2016, respectively.